Commitments and Contingencies (Details) - Schedule of Costs Associated - Baker Hughes Energy Services LLC [Member] - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Jun. 07, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Costs Associated [Line Items]
Cash expense	$ 3,438	$ 1,554	$ 3,121	$ 6,536	$ 2,211
BHES Bonus Share expense	610	2,688	4,690	6,620	9,857
Total research and development attributable to BHES JDA	8,346	6,185	11,713	21,328	14,833
Membership interests issued [Member]
Schedule of Costs Associated [Line Items]
Membership interests issued		1,943	3,902		2,765
Class A OpCo Units issued		$ 1,943	3,902		2,765
Class A OpCo Units issued [Member]
Schedule of Costs Associated [Line Items]
Membership interests issued	4,298			8,172
Class A OpCo Units issued	$ 4,298			$ 8,172